Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable at the end of the year, Number of options		23,700	61,220	190,300
Percent vested and exercisable from the second anniversary of the commencement date		50.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date		25.00%
Remaining percentage vested and exercisable from the third anniversary of the commencement date		25.00%
Aggregate intrinsic value of outstanding options		$ 584	$ 1,451
Total intrinsic value of options exercised		$ 730
Expected cost recognition period, in years		1 year
Options vested and expected to be vested		36,504
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 43.79
Options, outstanding, weighted average exercise price		$ 43.77	$ 46.81	$ 48.09	$ 36.95
Aggregate intrinsic value of exercisable options		$ 582
Compensation expense recognized in income statement		$ 139	$ 322	$ 440
2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options vested period from the date of grant, years	5 years
Options available for future grant under the Plan		96,426
Elbit Systems' Stock Options Plans
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable at the end of the year, Number of options	1,250,000
Total unrecognized compensation cost related to share-based compensation arrangements granted		$ 83
Regular Options | 2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable at the end of the year, Number of options	1,250,000
Cashless Options | 2007 Stock Option Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options exercisable at the end of the year, Number of options	1,250,000
Phantom Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Period measuring the average closing price, in days		30 days
Compensation expense		$ 25,963	$ 10,402	$ 5,055
Options allocated for Plan		2,305,730
Available for grant, basic price		$ 55.23
Percentage limited increase of benefit to be paid in the share price		100.00%